Schedule of Inventory (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Raw materials and components	$ 21,595,959	$ 33,050,569	$ 17,410,440
Work-in-process	4,181,938	3,196,654	761,171
Finished goods	14,164,255	8,640,316	4,875,301
Total inventory, net	$ 39,942,152	$ 44,887,539	$ 23,046,912